CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts receivable, allowance for doubtful accounts	$ 10,379	$ 5,624
Accounts payable	28,516	38,855
Amounts due to related parties	9,144	13,310
Advances from customers	85,818	56,343
Accrued expenses and other current liabilities	22,634	18,912
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	207,000,000	207,000,000
Ordinary shares, shares issued	81,401,128	76,669,573
Ordinary shares, shares outstanding	81,401,128	76,669,573
Variable Interest Entity, Primary Beneficiary
Accounts payable	55	53
Amounts due to related parties		313
Advances from customers	1,167	1,408
Accrued expenses and other current liabilities	$ 3,178	$ 3,246